Pensions and other postretirement benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 5,362	$ 4,541
Current liabilities	(10)	(10)
Noncurrent liabilities - Pension and other postretirement benefits	(453)	(483)
Pensions
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	5,362	4,541
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(329)	(350)
Total amount recognized	5,033	4,191
Other postretirement benefits
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(10)	(10)
Noncurrent liabilities - Pension and other postretirement benefits	(124)	(133)
Total amount recognized	$ (134)	$ (143)